September 4, 2003

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, DC  20549

Attention:        Office of Filings, Information & Consumer Services

RE:               Comstock Funds, Inc. (the "Company")
                  FILE NOS. 33-40771/811-05502
                  --------------------------------------

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Company do not differ from that contained in Post-Effective Amendment No. 20 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on August 29, 2003 (Accession # 0000935069-03-001120).

Should you have any comments on this filing,  please contact the  undersigned at
(617) 535-0531.

Sincerely,

/S/ ARLENE LONERGAN
Arlene Lonergan
Senior Regulatory Administrator

cc:      B. Alpert
         M. McKee
         D. Schloendorn
         T. Hamlin
         L. Dowd
         A. Remorenko